Condensed Financial Information of the Company - Condensed Balance Sheets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about amounts recognised in balance sheet [Line Items]
Non-current assets	¥ 1,000,794	¥ 963,917
Current assets	535,116	558,196
Current liabilities	474,398	529,982
Non-current liabilities	5,703	3,250
Total equity	1,055,809	988,881	¥ 982,138	¥ 920,368
Parent [member]
Disclosure of information about amounts recognised in balance sheet [Line Items]
Non-current assets	491,748	490,256
Current assets	2,614	2,718
Current liabilities	4,708	3,658
Non-current liabilities	0	0
NET ASSETS	489,654	489,316
Total equity	¥ 489,654	¥ 489,316